Label	Element	Value
WBI Tactical DG Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
June 16, 2017

WBI TACTICAL DG FUND

(the “Fund”)

No Load Class	WBIDX
Institutional Class	WBDGX

A series of Advisors Series Trust (the “Trust”)

Supplement dated June 16, 2017 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated March 30, 2017

On June 14, 2017, at the recommendation of WBI Investments, Inc. (the “Advisor”), investment adviser to the Fund, the Board of Trustees of the Trust approved an amendment to the Amended and Restated Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which the Advisor has agreed to reduce the Fund’s expense caps for the Institutional Class and No Load Class to 1.30% and 1.55%, respectively, effective June 15, 2017 (the “Expense Caps”).  The Expense Caps will be in place at least through March 29, 2019.

Also, at the request of the Advisor, the Board approved the termination of the Amended and Restated Shareholder Servicing Plan for the Fund.  All references contained in the Summary Prospectus, Prospectus and SAI to the Fund’s shareholder servicing plan are hereby deleted.

Summary Prospectus and Prospectus

The “Fees and Expenses of the Fund” sub-section and the “Example” sub-section on page 1 of the Fund’s Summary Prospectus and page 22 of the Statutory Prospectus is hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	WBI Tactical DG Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical DG Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 29, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective June 15, 2017, the Tactical DG Fund’s shareholder servicing plan fee was eliminated; therefore Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Tactical DG Fund (including the shareholder servicing plan fee prior to June 15, 2017) and does not include expenses attributed to acquired fund fees and expenses (“AFFE”) and other restated fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Tactical DG Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in the first and second years).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.
WBI Tactical DG Fund | No Load Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[2]
Less: Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	565
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	991
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,179
WBI Tactical DG Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[2]
Less: Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	861
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,910

[1]	Effective June 15, 2017, the Tactical DG Fund's shareholder servicing plan fee was eliminated; therefore Other Expenses have been restated to reflect current fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Tactical DG Fund (including the shareholder servicing plan fee prior to June 15, 2017) and does not include expenses attributed to acquired fund fees and expenses ("AFFE") and other restated fees and expenses.
[3]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Tactical DG Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) do not exceed 1.55% of average daily net assets for No Load Class shares and 1.30% of average daily net assets for Institutional Class shares (the "Expense Caps") though at least March 29, 2019. The Expense Caps may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.